Investments (Credit Quality of Agricultural and Residential Mortgage Loans) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Agricultural Mortgage Loans - by Credit Quality Indicator:
Recorded investment in Mortgage Loan	$ 1,830	$ 1,481
% of Total	100.00%	100.00%
Residential Mortgage Loans By Credit Quality Indicator [Abstract]
Recorded Investment	$ 867	$ 335
% of Total	100.00%	100.00%
Less than 65%
Agricultural Mortgage Loans - by Credit Quality Indicator:
Recorded investment in Mortgage Loan	$ 1,789	$ 1,386
% of Total	97.80%	93.60%
65% to 75%
Agricultural Mortgage Loans - by Credit Quality Indicator:
Recorded investment in Mortgage Loan	$ 41	$ 95
% of Total	2.20%	6.40%
Performing
Residential Mortgage Loans By Credit Quality Indicator [Abstract]
Recorded Investment	$ 856	$ 331
% of Total	98.70%	98.80%
Nonperforming
Residential Mortgage Loans By Credit Quality Indicator [Abstract]
Recorded Investment	$ 11	$ 4
% of Total	1.30%	1.20%